Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
Columbia Integrated Small Cap Growth Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,427		$ 9,054	$ 10,320	$ 13,576	$ 11,387	$ 12,594	$ 18,242	$ 13,785	$ 15,010	$ 17,556	$ 20,844
Columbia Integrated Small Cap Growth Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		9,628	11,007	14,511	12,200	13,529	19,654	14,880	16,251	19,014	22,637
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		11,144	12,934	15,553	15,757	19,135	25,458	22,076	25,334	31,958	37,020
Russell 2000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Accumulated Value	$ 10,000		$ 10,355	$ 12,052	$ 15,754	$ 14,018	$ 16,440	$ 22,294	$ 16,663	$ 17,792	$ 20,936	$ 23,129